Sun Jin Moon
                                                              Vice President and
                                                                         Counsel
                                                                  (212) 314-2120
                                                              Fax (212) 314-3953


                                                                    July 1, 2010

VIA ELECTRONIC "EDGAR" FILING

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

                  RE: MONY Life Insurance Company of America ("MONY America")
                      Form S-3 Registration Statement
                      CIK 0000835357



Commissioners:

On behalf of MONY Life Insurance Company of America ("MONY America"), we are filing herewith, via EDGAR, MONY America's Form S-3 Registration Statement ("Registration Statement") under the Securities Act of 1933, as amended ("1933 Act"), with respect to interests ("Interests") in the Market Stabilizer Options(SM) ("MSO") to be offered under certain variable life insurance policies offered by MONY America.


Purpose of the Filing

We are filing this Registration Statement to register interests in the MSO, which will be an additional investment option under certain variable life insurance policies.(1) Policyholders can invest in an MSO Segment and participate in the performance of the S&P 500 Index, excluding dividends (the "Index"). At the end of a Segment Term, which lasts approximately one year, the performance of the Index is applied to the policy account in the Segment, subject to certain limitations. The MSO provides downside protection by absorbing any negative performance of the Index up to -25% for the Segment Term. We reserve the right to increase the amount of downside protection for future Segments. The MSO also has a limit on positive performance via the Growth Cap Rate which can vary from Segment to Segment. This version of the MSO for MONY America operates in the same manner as the MSO for AXA Equitable registered on Form 333-161963.

Eligibility for Form S-3

MONY America meets the Registrant Requirements set forth in General Instruction I(A) of Form S-3. MONY America is organized under the laws of Arizona and has its principal business operations in the United States. MONY America is required to file reports pursuant to Section 15(d) of the Securities Exchange Act of 1934 (the "1934 Act") and has filed all reports for the previous 12 calendar months in accordance with General Instruction I(A)(3). Finally, MONY America is not disqualified from using Form S-3 under any of the provisions of General Instruction I(A).

The offering of the Interests meets the Transaction Requirements set forth in General Instruction I(B)(2) of Form S-3. MONY America intends to obtain for the Interests an "investment grade" rating, such that the Interests will be "non-convertible investment grade securities" within the meaning of the Transaction Requirement in General Instruction I.B.2 to Form S-3(2).

Registrant's Timetable

The Registrant does not expect to request effectiveness of the enclosed Form S-3 until approximately September 30, 2010. The Registrant, however, is making the enclosed filing well in advance of that date, in order to allow ample time to address any Commission staff comments.

Any questions or comments concerning the enclosed Form S-3 should directed to the undersigned or, in my absence, to Christopher Palmer (202-346-4253).

                                                      Sincerely,


                                                      /s/ Sun Jin Moon
                                                      ----------------------
                                                      Sun Jin Moon

cc:  Christopher E. Palmer, Esq.

-------------------------
(1) We plan on initially offering the MSO with the IL Legacy II variable life insurance policy (333-134304)
(2) Instruction 3. to the Signature requirement in Form S-3 makes clear that such a rating need not have been obtained at the time a Form S-3 is filed, so long as the registrant reasonably believes (and represents) that such a rating will be obtained by the time that sales occur. MONY America has made this representation in the enclosed Form S-3.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104